FINANCIAL INSTRUMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Derivatives, Fair Value
Asset	$ 10.3	$ 3.2
Liability	11.7	4.7
Foreign exchange contracts | Other current assets
Derivatives, Fair Value
Asset	10.3	3.1
Foreign exchange contracts | Other accrued liabilities
Derivatives, Fair Value
Liability	10.5	4.7
Commodity contracts | Other current assets
Derivatives, Fair Value
Asset		0.1
Commodity contracts | Other accrued liabilities
Derivatives, Fair Value
Liability	1.0
Commodity contracts | Long-term retirement benefits and other liabilities
Derivatives, Fair Value
Liability	$ 0.2